Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Contrafund℠ Portfolio
March 31, 2024
VIPCON-NPRT1-0524
1.799865.120
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.6%
Entertainment - 1.8%
Capcom Co. Ltd.	46,200	862,473
Liberty Media Corp. Liberty Formula One Class C	393,327	25,802,251
Liberty Media Corp. Liberty Live Class C	17,283	757,341
Live Nation Entertainment, Inc. (a)	27,000	2,855,790
Netflix, Inc. (a)	564,399	342,776,445
The Walt Disney Co.	186,758	22,851,709
Universal Music Group NV	886,672	26,644,807
Warner Bros Discovery, Inc. (a)	145,300	1,268,469
		423,819,285
Interactive Media & Services - 13.8%
Alphabet, Inc. Class C (a)	8,512,840	1,296,165,018
Bumble, Inc. (a)	105,071	1,192,556
Epic Games, Inc. (a)(b)(c)	18,849	11,309,400
Meta Platforms, Inc. Class A	3,907,422	1,897,365,975
Reddit, Inc.:
Class A	37,400	1,844,568
Class B (j)	112,531	5,550,029
Shutterstock, Inc. (d)	51,885	2,376,852
		3,215,804,398
TOTAL COMMUNICATION SERVICES		3,639,623,683
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 0.2%
BYD Co. Ltd. (H Shares)	227,500	5,825,150
General Motors Co.	42,700	1,936,445
Hyundai Motor Co. Ltd.	154,020	27,044,676
Rad Power Bikes, Inc. (a)(b)(c)	401,674	188,787
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	384,164	968,093
Tesla, Inc. (a)	5,300	931,687
Toyota Motor Corp.	249,800	6,313,688
		43,208,526
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	5,721,040	1,031,961,195
Coupang, Inc. Class A (a)	966,295	17,190,388
Dollarama, Inc.	66,000	5,027,899
Kohl's Corp. (d)	128,900	3,757,435
MercadoLibre, Inc. (a)	9,400	14,212,424
Pan Pacific International Holdings Ltd.	58,800	1,555,648
		1,073,704,989
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	41,240	9,096,719
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (a)	469,812	77,500,188
Booking Holdings, Inc.	8,200	29,748,616
Cava Group, Inc.	145,100	10,164,255
Chipotle Mexican Grill, Inc. (a)	31,940	92,842,234
Domino's Pizza, Inc.	5,900	2,931,592
Doordash, Inc. (a)	16,877	2,324,300
Evolution AB (e)	22,400	2,784,514
Flutter Entertainment PLC (a)	12,600	2,511,098
Hilton Worldwide Holdings, Inc.	269,900	57,572,369
Light & Wonder, Inc. Class A (a)	39,200	4,001,928
Marriott International, Inc. Class A	18,300	4,617,273
McDonald's Corp.	21,800	6,146,510
Red Rock Resorts, Inc.	32,625	1,951,628
Restaurant Brands International, Inc.	124,300	9,871,139
Starbucks Corp.	800	73,112
Yum China Holdings, Inc.	30,000	1,193,700
		306,234,456
Household Durables - 0.7%
D.R. Horton, Inc.	90,400	14,875,320
Garmin Ltd.	25,045	3,728,449
Lennar Corp. Class A	335,598	57,716,144
NVR, Inc. (a)	3,135	25,393,375
PulteGroup, Inc.	479,400	57,825,228
		159,538,516
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A (a)	50,200	6,291,566
Academy Sports & Outdoors, Inc.	187,700	12,677,258
AutoZone, Inc. (a)	29,500	92,973,675
Dick's Sporting Goods, Inc.	129,729	29,170,863
Fanatics, Inc. Class A (a)(b)(c)	232,280	17,181,752
Fast Retailing Co. Ltd.	23,800	7,373,862
Gap, Inc.	322,700	8,890,385
Industria de Diseno Textil SA	29,400	1,480,475
Lowe's Companies, Inc.	295,000	75,145,350
Murphy U.S.A., Inc.	86,383	36,211,754
O'Reilly Automotive, Inc. (a)	119,800	135,239,824
Ross Stores, Inc.	45,400	6,662,904
The Home Depot, Inc.	379,460	145,560,856
TJX Companies, Inc.	468,554	47,520,747
Williams-Sonoma, Inc.	205,104	65,126,673
		687,507,944
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	13,200	2,947,850
Asics Corp.	31,000	1,455,186
Canva, Inc. Class A (b)(c)	9,774	10,425,535
Crocs, Inc. (a)	454,600	65,371,480
Deckers Outdoor Corp. (a)	13,559	12,762,544
NIKE, Inc. Class B	31,430	2,953,791
On Holding AG (a)	521,935	18,466,060
Ralph Lauren Corp.	33,500	6,289,960
		120,672,406
TOTAL CONSUMER DISCRETIONARY		2,399,963,556
CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Anheuser-Busch InBev SA NV ADR	19,200	1,166,976
Constellation Brands, Inc. Class A (sub. vtg.)	5,200	1,413,152
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	28,600	3,725,722
Kweichow Moutai Co. Ltd. (A Shares)	4,700	1,106,643
The Coca-Cola Co.	664,700	40,666,346
		48,078,839
Consumer Staples Distribution & Retail - 1.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	187,300	10,690,017
Casey's General Stores, Inc.	35,000	11,145,750
Costco Wholesale Corp.	545,801	399,870,187
Performance Food Group Co. (a)	17,900	1,336,056
Walmart, Inc.	185,700	11,173,569
		434,215,579
Food Products - 0.1%
Bowery Farming, Inc. warrants (a)(b)(c)	12,010	24,621
Mondelez International, Inc.	254,100	17,787,000
		17,811,621
Household Products - 0.4%
Procter & Gamble Co.	633,000	102,704,250
Personal Care Products - 0.0%
L'Oreal SA	19,100	9,045,219
Oddity Tech Ltd.	25,000	1,086,250
		10,131,469
TOTAL CONSUMER STAPLES		612,941,758
ENERGY - 2.0%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	39,400	2,159,514
TechnipFMC PLC	64,500	1,619,595
		3,779,109
Oil, Gas & Consumable Fuels - 2.0%
Cameco Corp.	233,400	10,110,888
Canadian Natural Resources Ltd.	400,100	30,521,083
Cheniere Energy, Inc.	37,600	6,064,128
ConocoPhillips Co.	421,900	53,699,432
Diamondback Energy, Inc.	38,300	7,589,911
EOG Resources, Inc.	24,600	3,144,864
Exxon Mobil Corp.	1,148,200	133,466,768
Hess Corp.	134,713	20,562,592
Marathon Petroleum Corp.	482,600	97,243,900
Occidental Petroleum Corp.	694,862	45,159,081
Phillips 66 Co.	27,700	4,524,518
PrairieSky Royalty Ltd.	121,000	2,369,887
Reliance Industries Ltd.	130,581	4,653,992
Sable Offshore Corp. (b)	519,473	5,693,424
Valero Energy Corp.	182,600	31,167,994
		455,972,462
TOTAL ENERGY		459,751,571
FINANCIALS - 12.8%
Banks - 2.6%
AIB Group PLC	1,134,300	5,756,471
Banco Santander SA (Spain)	1,399,600	6,836,251
Bank of America Corp.	2,061,247	78,162,486
Bank of Ireland Group PLC	361,500	3,689,135
Citigroup, Inc.	288,500	18,244,740
East West Bancorp, Inc.	17,400	1,376,514
First Citizens Bancshares, Inc.	6,600	10,791,000
JPMorgan Chase & Co.	1,919,139	384,403,542
Nu Holdings Ltd. (a)	1,424,700	16,996,671
Royal Bank of Canada	235,794	23,782,198
Starling Bank Ltd. Series D (a)(b)(c)	2,643,467	11,110,385
Wells Fargo & Co.	685,500	39,731,580
		600,880,973
Capital Markets - 1.2%
Ameriprise Financial, Inc.	147,000	64,450,680
Blackstone, Inc.	40,811	5,361,341
Brookfield Asset Management Ltd.:
Class A	6,417	269,556
Class A	264,900	11,131,098
Brookfield Corp. (Canada) Class A	41,900	1,753,270
CME Group, Inc.	21,100	4,542,619
Coinbase Global, Inc. (a)	44,900	11,903,888
Goldman Sachs Group, Inc.	13,600	5,680,584
KKR & Co. LP	60,100	6,044,858
London Stock Exchange Group PLC	68,600	8,208,271
Moody's Corp.	3,100	1,218,393
Morgan Stanley	212,600	20,018,416
MSCI, Inc.	215,928	121,016,848
Raymond James Financial, Inc.	4,000	513,680
UBS Group AG	418,270	12,865,565
		274,979,067
Consumer Finance - 0.3%
American Express Co.	290,800	66,212,252
Capital One Financial Corp.	44,800	6,670,272
Discover Financial Services	40,100	5,256,709
		78,139,233
Financial Services - 6.9%
Apollo Global Management, Inc.	433,000	48,690,850
Berkshire Hathaway, Inc. Class B (a)	2,380,188	1,000,916,658
Block, Inc. Class A (a)	36,500	3,087,170
MasterCard, Inc. Class A	369,600	177,988,272
PayPal Holdings, Inc. (a)	83,400	5,586,966
Visa, Inc. Class A	1,348,000	376,199,840
		1,612,469,756
Insurance - 1.8%
American International Group, Inc.	610,611	47,731,462
Arthur J. Gallagher & Co.	442,900	110,742,716
Chubb Ltd.	181,800	47,109,834
Fairfax Financial Holdings Ltd. (sub. vtg.)	13,900	14,983,124
Intact Financial Corp.	199,000	32,326,573
Marsh & McLennan Companies, Inc.	342,615	70,571,838
Progressive Corp.	394,800	81,652,536
The Travelers Companies, Inc.	109,600	25,223,344
		430,341,427
TOTAL FINANCIALS		2,996,810,456
HEALTH CARE - 14.4%
Biotechnology - 3.0%
Apogee Therapeutics, Inc.	44,600	2,963,670
BioNTech SE ADR (a)	36,000	3,321,000
Celldex Therapeutics, Inc. (a)	80,600	3,382,782
Denali Therapeutics, Inc. (a)	79,700	1,635,444
Galapagos NV sponsored ADR (a)	137,384	4,423,765
Janux Therapeutics, Inc. (a)	52,500	1,976,625
Moderna, Inc. (a)	54,900	5,850,144
Moonlake Immunotherapeutics (a)	58,333	2,930,067
Neurocrine Biosciences, Inc. (a)	9,800	1,351,616
Recursion Pharmaceuticals, Inc. (a)(d)	261,921	2,611,352
Regeneron Pharmaceuticals, Inc. (a)	418,034	402,353,545
Sarepta Therapeutics, Inc. (a)	7,000	906,220
Vaxcyte, Inc. (a)	78,200	5,341,842
Vertex Pharmaceuticals, Inc. (a)	590,000	246,625,900
Viking Therapeutics, Inc. (a)	29,100	2,386,200
		688,060,172
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	81,300	6,771,477
Boston Scientific Corp. (a)	1,748,500	119,754,765
DexCom, Inc. (a)	317,700	44,064,990
EssilorLuxottica SA	12,500	2,827,936
Galderma Group AG	85,000	5,970,782
Intuitive Surgical, Inc. (a)	269,218	107,442,212
ResMed, Inc.	176,000	34,853,280
Shockwave Medical, Inc. (a)	5,800	1,888,654
Straumann Holding AG	15,933	2,544,051
Stryker Corp.	83,000	29,703,210
The Cooper Companies, Inc.	41,400	4,200,444
		360,021,801
Health Care Providers & Services - 3.5%
Cardinal Health, Inc.	320,000	35,808,000
Cencora, Inc.	245,600	59,678,344
Centene Corp. (a)	610,000	47,872,800
McKesson Corp.	135,200	72,582,120
Molina Healthcare, Inc. (a)	125,275	51,466,728
UnitedHealth Group, Inc.	1,131,840	559,921,248
		827,329,240
Life Sciences Tools & Services - 1.0%
Danaher Corp.	347,563	86,793,432
IQVIA Holdings, Inc. (a)	9,300	2,351,877
Mettler-Toledo International, Inc. (a)	8,668	11,539,622
Thermo Fisher Scientific, Inc.	203,968	118,548,241
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	155,147	8,632,379
		227,865,551
Pharmaceuticals - 5.4%
Eli Lilly & Co.	1,188,353	924,491,100
Intra-Cellular Therapies, Inc. (a)	95,530	6,610,676
Merck & Co., Inc.	2,205,000	290,949,750
Novo Nordisk A/S Series B	125,000	16,034,176
Royalty Pharma PLC	595,569	18,087,431
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	733,246	10,346,101
		1,266,519,234
TOTAL HEALTH CARE		3,369,795,998
INDUSTRIALS - 8.2%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	18,900	5,913,432
General Dynamics Corp.	9,100	2,570,659
Howmet Aerospace, Inc.	881,700	60,334,731
Lockheed Martin Corp.	3,700	1,683,019
Northrop Grumman Corp.	40,000	19,146,400
Relativity Space, Inc. warrants (a)(b)(c)	10,617	165,519
Rolls-Royce Holdings PLC (a)	576,600	3,102,319
Space Exploration Technologies Corp. Class A (a)(b)(c)	175,917	17,063,949
TransDigm Group, Inc.	76,600	94,340,560
		204,320,588
Air Freight & Logistics - 0.0%
Zipline International, Inc. (a)(b)(c)	50,479	1,812,701
Building Products - 0.9%
Builders FirstSource, Inc. (a)	216,811	45,215,934
Carrier Global Corp.	701,500	40,778,195
Masco Corp.	13,300	1,049,104
The AZEK Co., Inc. (a)	28,200	1,416,204
Trane Technologies PLC	386,320	115,973,264
		204,432,701
Commercial Services & Supplies - 0.6%
Cintas Corp.	79,955	54,931,484
Clean Harbors, Inc. (a)	78,690	15,841,084
Clean TeQ Water Pty Ltd. (a)	3,117	752
Copart, Inc.	679,700	39,368,224
GFL Environmental, Inc.	362,900	12,514,163
Republic Services, Inc.	45,500	8,710,520
Veralto Corp.	84,154	7,461,094
Waste Connections, Inc. (United States)	16,700	2,872,567
		141,699,888
Construction & Engineering - 0.5%
EMCOR Group, Inc.	176,000	61,635,200
Quanta Services, Inc.	171,000	44,425,800
		106,061,000
Electrical Equipment - 1.4%
AMETEK, Inc.	122,300	22,368,670
Eaton Corp. PLC	428,328	133,929,599
Fuji Electric Co. Ltd.	6,347	425,912
GE Vernova LLC	11,900	1,627,325
Generac Holdings, Inc. (a)	31,200	3,935,568
Hubbell, Inc. Class B	85,857	35,634,948
Nextracker, Inc. Class A (a)	1,013,300	57,018,391
nVent Electric PLC	816,601	61,571,715
Vertiv Holdings Co.	270,100	22,059,067
		338,571,195
Ground Transportation - 0.8%
Canadian Pacific Kansas City Ltd.	416,500	36,722,598
Old Dominion Freight Lines, Inc.	207,200	45,441,032
Uber Technologies, Inc. (a)	1,267,500	97,584,825
		179,748,455
Industrial Conglomerates - 1.0%
3M Co.	67,300	7,138,511
General Electric Co.	1,266,877	222,374,920
		229,513,431
Machinery - 1.3%
Caterpillar, Inc.	81,700	29,937,331
Deere & Co.	45,100	18,524,374
Fortive Corp.	84,130	7,236,863
Indutrade AB	46,600	1,270,790
Ingersoll Rand, Inc.	52,200	4,956,390
Mitsubishi Heavy Industries Ltd.	157,700	1,429,288
PACCAR, Inc.	1,092,495	135,349,206
Parker Hannifin Corp.	203,400	113,047,686
		311,751,928
Passenger Airlines - 0.1%
Copa Holdings SA Class A	14,919	1,553,963
Ryanair Holdings PLC sponsored ADR	166,500	24,240,735
		25,794,698
Professional Services - 0.1%
Equifax, Inc.	5,100	1,364,352
RELX PLC (London Stock Exchange)	32,800	1,414,515
Thomson Reuters Corp.	66,665	10,374,650
Verisk Analytics, Inc.	75,700	17,844,761
		30,998,278
Trading Companies & Distributors - 0.6%
Fastenal Co.	38,700	2,985,318
Ferguson PLC	20,200	4,412,286
Itochu Corp.	30,900	1,327,452
Mitsui & Co. Ltd.	31,900	1,491,376
United Rentals, Inc.	31,800	22,931,298
W.W. Grainger, Inc.	105,300	107,121,690
		140,269,420
TOTAL INDUSTRIALS		1,914,974,283
INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	341,074	98,904,639
Motorola Solutions, Inc.	15,800	5,608,684
		104,513,323
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. Class A	2,592,131	299,002,311
CDW Corp.	124,116	31,746,390
E Ink Holdings, Inc.	186,000	1,319,355
		332,068,056
IT Services - 0.8%
Accenture PLC Class A	382,397	132,542,624
Cloudflare, Inc. (a)	105,200	10,186,516
Gartner, Inc. (a)	17,591	8,385,102
MongoDB, Inc. Class A (a)	18,900	6,778,296
Okta, Inc. (a)	13,000	1,360,060
Shopify, Inc. Class A (a)	384,900	29,694,031
X Holdings Corp. Class A (b)(c)	55,300	1,484,805
		190,431,434
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices, Inc. (a)	752,773	135,867,999
Advantest Corp.	95,600	4,246,825
Analog Devices, Inc.	58,305	11,532,146
Applied Materials, Inc.	116,600	24,046,418
Arm Holdings Ltd. ADR	20,000	2,499,800
ASML Holding NV (depository receipt)	13,900	13,489,533
Astera Labs, Inc.	45,900	3,405,321
Broadcom, Inc.	218,100	289,071,921
KLA Corp.	228,489	159,615,561
Lam Research Corp.	137,608	133,695,805
Lattice Semiconductor Corp. (a)	30,781	2,407,998
Monolithic Power Systems, Inc.	38,850	26,317,767
NVIDIA Corp.	1,901,540	1,718,155,482
NXP Semiconductors NV	31,800	7,879,086
ON Semiconductor Corp. (a)	113,896	8,377,051
Qualcomm, Inc.	203,317	34,421,568
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	204,400	27,808,620
		2,602,838,901
Software - 12.3%
Adobe, Inc. (a)	125,200	63,175,920
ANSYS, Inc. (a)	4,100	1,423,356
Cadence Design Systems, Inc. (a)	545,121	169,685,265
Check Point Software Technologies Ltd. (a)	44,000	7,216,440
Clear Secure, Inc. (d)	319,847	6,803,146
Confluent, Inc. (a)	38,592	1,177,828
CoreWeave, Inc. (b)(c)	10,206	3,982,483
Crowdstrike Holdings, Inc. (a)	40,300	12,919,777
Datadog, Inc. Class A (a)	53,400	6,600,240
Dynatrace, Inc. (a)	34,500	1,602,180
Fair Isaac Corp. (a)	300	374,883
Fortinet, Inc. (a)	1,270,000	86,753,700
HubSpot, Inc. (a)	10,000	6,265,600
Intuit, Inc.	18,032	11,720,800
JFrog Ltd. (a)	12,300	543,906
Microsoft Corp.	4,912,100	2,066,618,699
Palo Alto Networks, Inc. (a)	76,000	21,593,880
Roper Technologies, Inc.	85,823	48,132,971
Salesforce, Inc.	674,838	203,247,709
Samsara, Inc. (a)	238,555	9,014,993
ServiceNow, Inc. (a)	62,602	47,727,765
Stripe, Inc. Class B (a)(b)(c)	74,500	1,859,520
Synopsys, Inc. (a)	139,100	79,495,650
Tanium, Inc. Class B (a)(b)(c)	350,002	3,115,018
Varonis Systems, Inc. (a)	10,540	497,172
Workday, Inc. Class A (a)	17,800	4,854,950
Zoom Video Communications, Inc. Class A (a)	80,400	5,255,748
Zscaler, Inc. (a)	7,000	1,348,410
		2,873,008,009
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	5,274,300	904,436,964
Dell Technologies, Inc.	149,927	17,108,170
Samsung Electronics Co. Ltd.	93,540	5,599,704
		927,144,838
TOTAL INFORMATION TECHNOLOGY		7,030,004,561
MATERIALS - 1.5%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	164,100	39,756,507
Linde PLC	20,700	9,611,424
Sherwin-Williams Co.	43,435	15,086,279
Westlake Corp.	95,356	14,570,397
		79,024,607
Construction Materials - 0.1%
CRH PLC	110,600	9,540,356
Martin Marietta Materials, Inc.	10,000	6,139,400
Vulcan Materials Co.	43,300	11,817,436
		27,497,192
Metals & Mining - 1.1%
ATI, Inc. (a)	29,900	1,529,983
B2Gold Corp.	1,020,173	2,673,666
Franco-Nevada Corp.	124,555	14,841,222
Freeport-McMoRan, Inc.	746,172	35,085,007
Ivanhoe Electric, Inc. (a)	404,700	3,966,060
Ivanhoe Mines Ltd. (a)	3,342,300	39,874,178
Lundin Gold, Inc.	67,400	947,397
Novagold Resources, Inc. (a)	174,778	522,573
Nucor Corp.	325,487	64,413,877
Orla Mining Ltd. (a)	2,050,500	7,765,727
Steel Dynamics, Inc.	550,231	81,560,741
		253,180,431
TOTAL MATERIALS		359,702,230
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	314,330	62,108,465
Prologis, Inc.	20,800	2,708,576
		64,817,041
UTILITIES - 0.5%
Electric Utilities - 0.3%
Constellation Energy Corp.	332,655	61,491,277
Kansai Electric Power Co., Inc.	97,000	1,384,075
NRG Energy, Inc.	35,800	2,423,302
		65,298,654
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	903,767	62,947,372
TOTAL UTILITIES		128,246,026
TOTAL COMMON STOCKS (Cost $9,218,895,750)		22,976,631,163

Preferred Stocks - 0.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	60,761	14,003,588

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	52,367	24,612
Series C(a)(b)(c)	206,059	162,787
Series D(a)(b)(c)	277,030	318,585
		505,984
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,500	628,350

TOTAL CONSUMER DISCRETIONARY		1,134,334

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	5,376	215,954
Series H(a)(b)(c)	6,820	347,274
		563,228
Food Products - 0.0%
Bowery Farming, Inc.:
Series C1(a)(b)(c)	22,172	161,190
Series D1(b)(c)	12,010	50,442
		211,632
TOTAL CONSUMER STAPLES		774,860

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	65,587	1,961,707
Tenstorrent Holdings, Inc. Series C1 (b)(c)	62,943	3,809,310
		5,771,017
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	515,200	1,787,744

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(b)(c)	229,170	3,707,971
Series F(a)(b)(c)	6,800	110,024
Somatus, Inc. Series E (a)(b)(c)	1,539	1,702,550
		5,520,545
TOTAL HEALTH CARE		7,308,289

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.4%
Relativity Space, Inc.:
Series E(a)(b)(c)	208,655	4,483,996
Series F(b)(c)	106,172	2,276,328
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	7,336	7,115,920
Series J(b)(c)	49,518	48,032,460
Series N(a)(b)(c)	39,568	38,380,960
		100,289,664
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	132,331	4,752,006
Series F(b)(c)	90,550	3,251,651
		8,003,657
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	26,772	3,339,004

TOTAL INDUSTRIALS		111,632,325

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Moloco, Inc. Series A (b)(c)	44,901	2,007,524
Nuro, Inc.:
Series C(a)(b)(c)	305,791	1,162,006
Series D(a)(b)(c)	63,961	304,454
Stripe, Inc.:
Series H(a)(b)(c)	30,400	758,784
Series I(b)(c)	203,647	5,083,029
		9,315,797
TOTAL CONVERTIBLE PREFERRED STOCKS		149,940,210
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	103,462	3,094,548

TOTAL PREFERRED STOCKS (Cost $119,237,632)		153,034,758

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c) (Cost $384,164)	384,164	717,234

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	303,684,853	303,745,590
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	6,722,802	6,723,475
TOTAL MONEY MARKET FUNDS (Cost $310,464,156)		310,469,065

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,648,981,702)	23,440,852,220
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(32,428,885)
NET ASSETS - 100.0%	23,408,423,335

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $248,770,363 or 1.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,784,514 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $5,550,029 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,762,067

Bowery Farming, Inc. Series C1	5/18/21	1,335,847

Bowery Farming, Inc. Series D1	10/25/23	113,474

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	6,657,837

Canva, Inc. Class A	3/18/24	10,425,546

Circle Internet Financial Ltd. Series E	5/11/21	1,679,200

Circle Internet Financial Ltd. Series F	5/09/22	2,763,836

CoreWeave, Inc.	11/29/23	3,162,431

Discord, Inc. Series I	9/15/21	1,376,561

ElevateBio LLC Series C	3/09/21	2,161,264

Epic Games, Inc.	7/13/20 - 7/30/20	10,838,175

Fanatics, Inc. Class A	8/13/20 - 12/15/21	7,999,410

GoBrands, Inc. Series G	3/02/21	1,342,480

GoBrands, Inc. Series H	7/22/21	2,649,506

Lyra Health, Inc. Series E	1/14/21	2,098,418

Lyra Health, Inc. Series F	6/04/21	106,790

Moloco, Inc. Series A	6/26/23	2,694,060

Nuro, Inc. Series C	10/30/20	3,991,979

Nuro, Inc. Series D	10/29/21	1,333,313

Rad Power Bikes, Inc.	1/21/21	1,937,611

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	252,610

Rad Power Bikes, Inc. Series C	1/21/21	993,996

Rad Power Bikes, Inc. Series D	9/17/21	2,655,000

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	384,164

Relativity Space, Inc. Series E	5/27/21	4,764,658

Relativity Space, Inc. Series F	11/14/23	2,406,601

Relativity Space, Inc. warrants	11/14/23	0

Sable Offshore Corp.	1/16/24	5,194,730

Somatus, Inc. Series E	1/31/22	1,342,985

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	10,018,108

Space Exploration Technologies Corp. Series G	9/07/23	5,942,160

Space Exploration Technologies Corp. Series J	9/07/23	40,109,580

Space Exploration Technologies Corp. Series N	8/04/20	10,683,360

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	5,186,912

Stripe, Inc. Class B	5/18/21	2,989,564

Stripe, Inc. Series H	3/15/21	1,219,800

Stripe, Inc. Series I	3/20/23 - 5/12/23	4,100,257

Tanium, Inc. Class B	9/18/20	3,988,343

Tenstorrent Holdings, Inc. Series C1	4/23/21	3,742,265

Veterinary Emergency Group LLC Class A	9/16/21 - 11/13/23	5,895,712

X Holdings Corp. Class A	10/25/22	5,530,000

Zipline International, Inc.	10/12/21	1,817,244

Zipline International, Inc. Series E	12/21/20	4,317,881

Zipline International, Inc. Series F	4/11/23	3,639,847

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	395,872,372	1,067,794,492	1,159,921,274	4,939,606	-	-	303,745,590	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	16,332,762	79,809,578	89,418,865	15,104	-	-	6,723,475	0.0%
Total	412,205,134	1,147,604,070	1,249,340,139	4,954,710	-	-	310,469,065

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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